Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment

Property, plant and equipment, net consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD
At cost:
Office furniture and fittings	149,929	150,000	111,907
Office Equipment	135,885	151,141	112,758
Leasehold improvements	9,732	9,732	7,261
Total	295,546	310,873	231,926
Accumulated depreciation	(245,559)	(275,511)	(205,544)
Property and equipment, net	49,987	35,362	26,382